SHORT-TERM INVESTMENT (Tables)	12 Months Ended
Feb. 29, 2024
Short-term Investments
Disclosure of detailed information about changes in carrying value of warrants [Table Text Block]
$
Balance, February 28, 2023	-
Allocated transaction value of Surge's Warrants (note 6)	2,297,143
Deferred gain on Warrants (note 6)	2,526,857
Fair value of Warrants at date of acquisition	4,824,000

Loss on short-term investment for year ended February 29, 2024	(372,520)
Balance, February 29, 2024	4,451,480

Disclosure of detailed information about fair value measurement inputs and valuation techniques [Table Text Block]
February 29, 2024
Expected volatility	128%
Risk-free interest rate	4.11%
Spot Price	0.5
Exercise Price	0.55
Time to expiration	2.27 years
Dividend yield	Nil